Exhibit 99.1

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Strategic Funding Source Inc. (the “Company”)

Truist Securities, Inc. (the “Structuring Agent”)

Guggenheim Securities, LLC (collectively, the “Specified Parties”)

Re: Kapitus Asset Securitization VI LLC, Series 2026-1 Notes – Data File Procedures

We have performed the procedures described below on specified attributes in an electronic data file entitled “Kapitus Statistical Pool Tape (2.28.26)_vFF.xlsx” (the “Data File”) provided by the Structuring Agent, on April 16, 2026 on behalf of the Company, containing information on 2,335 small business receivables and business loan contracts (the “Receivables”) as of February 28, 2026 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by Kapitus Asset Securitization VI LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, number of months, and percentages were within $1.00, 0.1 months and 0.1%, respectively.

•	The term “Servicing System” means the Company’s “Platform” servicing system, to which we were provided with remote access rights by the Company.

•

The term “Funded Contract Summary” means a page within the Servicing System, which we were informed by Company contains information from servicing records and the contract for each of the Receivables. We performed no procedures to compare the Funded Contract Summary page to the contract for any of the Receivables.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

•	The term “Instruction” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the table below.

•	The term “Provided Information” means the Funded Contract Summary and Instruction.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We selected a sample of 196 Receivables from the Data File using the following criteria: (i) select the largest 100 Receivables based on unpaid principal balance, and (ii) randomly select using a random sampling tool another 96 Receivables from the remaining population (together, the “Selected Receivables”). A listing of the Selected Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to select from the Data File.

B.

For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Funded Contract Summary, utilizing the Instructions, as applicable, listed in the Provided Information column below. The Company indicated that the absence of any of the information in the Funded Contract Summary or the inability to agree the indicated information from the Data File to the Funded Contract Summary for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Provided Information is listed in the order of priority.

Attribute	Provided Information / Instruction

contract_id	Funded Contract Summary

Product Type	Funded Contract Summary

State	Funded Contract Summary

SIC Code	Funded Contract Summary

FICO	Funded Contract Summary

Risk Bucket	Funded Contract Summary

Payment Frequency	Funded Contract Summary

Business Founded Date	Funded Contract Summary

Business Age in Years	Recompute as the difference between the Cutoff Date and Business Founded Date divided by 365

Internal Funding Amount Remaining	Funded Contract Summary

Original Turn	Funded Contract Summary

Remaining Turn	Funded Contract Summary

Factor Rate	Funded Contract Summary

Yield	Funded Contract Summary

Remit Mod	Funded Contract Summary

Attribute	Provided Information / Instruction

Missed Payment Factor	Funded Contract Summary

Delinquency Status	Funded Contract Summary

Performance	Funded Contract Summary

We found such information to be in agreement except as listed in Exhibit B.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

April 27, 2026

Exhibit A- The Selected Receivables

Selected Receivable Number	contract_id		Selected Receivable Number	contract_id		Selected Receivable Number	contract_id		Selected Receivable Number	contract_id
1	23373	***	50	22213	***	99	23356	***	148	22514	***
2	23308	***	51	23266	***	100	23434	***	149	22645	***
3	23580	***	52	22603	***	101	22650	***	150	15577	***
4	23248	***	53	23130	***	102	23255	***	151	17038	***
5	23316	***	54	23614	***	103	20513	***	152	21301	***
6	20835	***	55	23727	***	104	17671	***	153	22303	***
7	23265	***	56	20908	***	105	23639	***	154	19404	***
8	22735	***	57	20922	***	106	23469	***	155	14855	***
9	22901	***	58	21320	***	107	23747	***	156	21816	***
10	23387	***	59	22372	***	108	23541	***	157	22684	***
11	22659	***	60	21050	***	109	23541	***	158	19228	***
12	22213	***	61	23357	***	110	23507	***	159	14078	***
13	22790	***	62	23607	***	111	22822	***	160	23637	***
14	21768	***	63	23154	***	112	19959	***	161	23022	***
15	20018	***	64	23194	***	113	21547	***	162	22624	***
16	23532	***	65	22697	***	114	23248	***	163	22522	***
17	23309	***	66	23274	***	115	19877	***	164	22322	***
18	22731	***	67	23359	***	116	20740	***	165	19898	***
19	23395	***	68	23396	***	117	22639	***	166	23048	***
20	23396	***	69	23428	***	118	23057	***	167	22053	***
21	23469	***	70	22514	***	119	23730	***	168	22828	***
22	21768	***	71	22790	***	120	22266	***	169	19904	***
23	23214	***	72	22591	***	121	23084	***	170	22294	***
24	23138	***	73	23011	***	122	21240	***	171	23692	***
25	22897	***	74	23351	***	123	22841	***	172	21315	***
26	23046	***	75	23245	***	124	23537	***	173	22993	***
27	23330	***	76	23253	***	125	19778	***	174	22280	***
28	23265	***	77	22952	***	126	23081	***	175	22098	***
29	23052	***	78	21311	***	127	22266	***	176	20761	***
30	23358	***	79	21759	***	128	13048	***	177	22337	***
31	22556	***	80	23113	***	129	23513	***	178	19728	***
32	22644	***	81	23599	***	130	22311	***	179	22504	***
33	21759	***	82	22567	***	131	21146	***	180	22494	***
34	23316	***	83	23476	***	132	23671	***	181	20566	***
35	22735	***	84	22586	***	133	23674	***	182	19261	***
36	22469	***	85	22845	***	134	20076	***	183	20134	***
37	22901	***	86	23369	***	135	22952	***	184	22890	***
38	22567	***	87	22700	***	136	23473	***	185	22319	***
39	22654	***	88	20776	***	137	23042	***	186	22920	***
40	22643	***	89	23518	***	138	21280	***	187	23187	***
41	20145	***	90	23538	***	139	20922	***	188	20963	***
42	22643	***	91	23570	***	140	23007	***	189	19819	***
43	22659	***	92	23616	***	141	15195	***	190	21351	***
44	22048	***	93	23422	***	142	23216	***	191	20759	***
45	22606	***	94	23565	***	143	21332	***	192	19309	***
46	23130	***	95	23607	***	144	23039	***	193	23397	***
47	22912	***	96	20317	***	145	21269	***	194	21318	***
48	22210	***	97	23580	***	146	23369	***	195	20876	***
49	20908	***	98	19673	***	147	23090	***	196	19284	***

Exhibit B- Findings

Selected Receivable Number	contract_id		Attribute	Per Data File	Per Provided Information
145	21269	***	Risk Bucket	B	B+
154	19404	***	Risk Bucket	B	A+
182	19261	***	Risk Bucket	A	A+